Litigation (Details)	6 Months Ended	1 Months Ended	6 Months Ended			1 Months Ended	6 Months Ended
	Jun. 30, 2011 CHF	Jun. 30, 2011 IndyMac Mortgage-Backed Securities Litigation Credit Suisse Securities (USA) LLC USD ($)	Jun. 30, 2011 IndyMac Mortgage-Backed Securities Litigation Credit Suisse Securities (USA) LLC USD ($)	Jun. 30, 2011 Mortgage-related actions filed by Federal Home Loan Bank of Boston Credit Suisse Securities (USA) LLC USD ($)	Jun. 30, 2011 Mortgage-related actions filed by Court for the Southern District of New York Credit Suisse Securities (USA) LLC USD ($)	Jun. 30, 2011 FINRA arbitration brought by ST Microelectronics. Credit Suisse Securities (USA) LLC USD ($)	Jun. 30, 2011 Credit Suisse Securities (USA) LLC
Litigation.
Net litigation provisions	69,000,000
Loss Contingencies
Number of individual investor actions					2		3
Additional claims filed against IndyMac RMBS underwritten by CSS LLC		1,700,000,000
Value of RMBS issued by third party underwritten by CSS LLC			3,000,000,000	423,000,000	71,000,000
Percentage of RMBS issued by third party underwritten by CSS LLC (as a percent)			37.00%	7.00%	36.00%
RMBS offerings by third party			8,100,000,000	5,900,000,000	199,000,000
Credit received for amount of award paid to ST Microelectronics						75,000,000
Amount of damages paid to ST Microelectronics						$ 357,000,000